TAXES ON INCOME (Schedule of deferred tax liabilities and assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of taxes on income [Abstract]
Financial assets measured at fair value through other comprehensive income	$ (32)	$ (12)
Revaluation of derivatives	(4)
Carryforward tax losses	1,330	2,056
Carryforward tax losses 1	726	1,944
Employee benefits	25	1
Issuance of sheers
Revaluation of derivatives		3
Deferred tax income (expenses)	11	9
Deferred tax assets, net	$ 1,311	$ 2,048